Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants [Abstract]
WARRANTS

NOTE 8 — WARRANTS

IPO Warrants — Public Warrants

In connection with Nubia’s initial public offering in 2022, 123,500 public warrants were issued, entitling holders to purchase one share of common stock at an exercise price of $575.00 per share, subject to adjustment. Only whole warrants may be exercised. The warrants expire five years after the completion of the Company’s initial business combination, February 2, 2029.

The Company is not obligated to issue shares upon warrant exercise unless a registration statement covering the underlying shares is effective. If a registration statement is not effective, holders may exercise warrants on a cashless basis under certain conditions. The Company may redeem the warrants at $0.50 per warrant, with at least 30 days’ prior notice, if the common stock trades at or above $900.00 per share for 20 trading days within a 30-day period after the warrants become exercisable. Adjustments to the number of shares issuable upon exercise and the exercise price may occur in the event of stock splits, dividends, reorganizations, or similar events. Warrants do not provide voting rights or shareholder privileges until exercised. No fractional shares will be issued upon exercise.

The Company evaluated the public warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the IPO warrants qualify for equity classification.

IPO Warrants — Private Warrants

In connection with Nubia’s initial public offering in 2022, 108,100 Private Warrants were issued.

Except as described below, the Private Warrants have terms and provisions that are identical to those of the public warrants, including as to exercise price, exercisability and exercise period. The Private Warrants will be exercisable on a cashless basis and will not be redeemable by us so long as they are held by the holders of the private warrants or their permitted transferees. The holders of the Private Warrants or their permitted transferees have the option to exercise the private warrants on a cashless basis. If the Private Warrants are held by holders other than the holders of the Private Warrants and their permitted transferees, the Private warrants will be redeemable by us and exercisable by the holders on the same basis as the warrants included in the units being sold in the Company’s initial public offering.

If exercised on a cashless basis, holders will receive shares of common stock based on the difference between the warrant exercise price and the fair market value of the stock. Fair market value is determined as the average last sale price of the common stock over the 10 trading days ending on the third trading day before the exercise notice date.

The reason that The Company have agreed that these warrants will be exercisable on a cashless basis so long as they are held by the holders of the Private Warrants and their permitted transferees is because it is not known at this time whether they will be affiliated with us following an initial business combination. If they remain affiliated with us, their ability to sell the Company’s securities in the open market will be significantly limited. The Company has policies in place that prohibit insiders from selling the Company’s securities except during specific periods of time. Even during such periods of time when insiders will be permitted to sell the Company’s securities, an insider cannot trade in the Company’s securities if he or she is in possession of material non-public information. Accordingly, unlike public stockholders who typically could sell the shares of common stock issuable upon exercise of the warrants freely in the open market, the insiders could be significantly restricted from doing so. As a result, The Company believes that allowing the holders to exercise such warrants on a cashless basis is appropriate.

In addition, holders of the Company’s Private Warrants are entitled to certain registration rights.

The Company evaluated the Private Warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the Private Warrants qualify for equity classification.

Series A and Series B Warrants

The Series A and Series B Warrants issued in conjunction with the March Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement in each subsequent period. As such, on the date of issuance the Company allocated the proceeds between the common stock, Series A Warrants and Series B Warrants first to the fair value of the Series A Warrants and Series B Warrants, which were recorded as a liability.

The Company used a Monte Carlo analysis to determine the fair value of the warrants at the date of issuance on March 15, 2024 and as of the reporting date. The total fair value of the Series A Warrants and Series B Warrants measured at issuance was $12,656,550 and $82,450, respectively, which exceeded the total gross proceeds from the March Private Placement of $3,850,000. As the fair value of the derivative liability exceeded the proceeds on the day of issuance, the difference was recorded as a loss from issuance of stock and warrants of $17,820,998.

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. Following the reverse split, the 5-day reset period ended on May 19, 2025, with the lowest 5-day VWAP on May 14, 2025, being $3.0951. Consequently, the reset price was established at $3.0951, and the Series A Warrants held by investors were reset to 810,389 shares. The Series B Warrants were not subject to a post-split reset because no Series B Warrants were outstanding at the time the reverse stock split became effective. The fair value of the Series A and Series B Warrants as of September 30, 2025, was $2,715,900 and $0, respectively. The Company recorded non-cash gain (loss) from changes in the fair value of derivative liabilities related to the Series A and Series B Warrants of $71,850 and $2,239,400 for the three and nine months ended September 30, 2025, respectively, compared to $5,383,585 and $6,093,635 for the three and nine months ended September 30, 2024. As of September 30, 2025, investors had exercised 447,145 Series A Warrants and 114,992 Series B Warrants, resulting in the issuance of 562,137 common shares. As of September 30, 2025, 652,857 Series A Warrants and no Series B Warrants remained outstanding.

Series C and Series D Warrants

The Series C and Series D Warrants issued in conjunction with the August Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement in each subsequent period. As such, on the date of issuance the Company allocated the proceeds between the common stock, Series C Warrants and Series D Warrants first to the fair value of the Series C Warrants and Series D Warrants, which were recorded as a liability.

The Company used a Monte Carlo analysis to determine the fair value of the warrants at the date of issuance on August 30, 2024 and as of the reporting date. The total fair value of the Series C Warrants and Series D Warrants measured at issuance was $8,114,650 and $1,540,150, respectively, which exceeded the total gross proceeds from the August Private Placement of $4,000,000. As the fair value of the derivative liability exceeded the proceeds on the day of issuance, the difference was recorded as a loss from issuance of stock and warrants of $9,654,799.

On May 12, 2025, the Company effected a 1-for-50 reverse stock split of its common stock. Following the reverse split, the 5-day reset period ended on May 19, 2025, with the lowest 5-day VWAP on May 14, 2025, being the price floor of $3.25. Consequently, the reset price was established at $3.25, and the Series C Warrants held by investors were reset to 2,461,538 shares. The Series D warrants were not subject to a post-split reset based on the terms of the agreement. The fair value of the Series C Warrants and Series D Warrants as of September 30, 2025 was $8,684,300 and $3,022,200, respectively, resulting in a non-cash gain (loss) of $(2,175,500) and $2,206,750 during the three and nine months ended September 30, 2025, respectively, compared to a gain of $435,550 for the three and nine months ended September 30, 2024. There were no Series C Warrants and Series D Warrants exercised as of September 30, 2025.

On October 8, 2025, Madison Bond LLC and Bayside Project LLC (together, the “New Holders”) purchased all of the outstanding Series C and Series D Warrants previously issued by the Company pursuant to the August Subscription Agreement. Immediately thereafter, the Company exercised its rights under the August Subscription Agreement to convert all remaining unexercised portions of the Series C and Series D Warrants into shares of common stock at a ratio of one share per warrant. On October 24, 2025, the New Holders received 3,447,957 shares of the Company’s common stock (the “Conversion Shares”), and all outstanding Series C and Series D Warrants were cancelled.

NOTE 9 — WARRANTS

IPO Warrants — Public Warrants

In connection with Nubia’s initial public offering in 2022, 123,500 public warrants were issued, entitling holders to purchase one share of common stock at an exercise price of $575.00 per share, subject to adjustment. Only whole warrants may be exercised. The warrants expire five years after the completion of the Company’s initial business combination, February 2, 2029.

The Company is not obligated to issue shares upon warrant exercise unless a registration statement covering the underlying shares is effective. If a registration statement is not effective, holders may exercise warrants on a cashless basis under certain conditions. The Company may redeem the warrants at $0.50 per warrant, with at least 30 days’ prior notice, if the common stock trades at or above $900.00 per share for 20 trading days within a 30-day period after the warrants become exercisable. Adjustments to the number of shares issuable upon exercise and the exercise price may occur in the event of stock splits, dividends, reorganizations, or similar events. Warrants do not provide voting rights or shareholder privileges until exercised. No fractional shares will be issued upon exercise.

The Company evaluated the public warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the IPO warrants qualify for equity classification.

IPO Warrants — Private Warrants

In connection with Nubia’s initial public offering in 2022, 108,100 Private Warrants were issued.

Except as described below, the Private Warrants have terms and provisions that are identical to those of the public warrants, including as to exercise price, exercisability and exercise period. The Private Warrants will be exercisable on a cashless basis and will not be redeemable by us so long as they are held by the holders of the private warrants or their permitted transferees. The holders of the Private Warrants or their permitted transferees have the option to exercise the private warrants on a cashless basis. If the Private Warrants are held by holders other than the holders of the Private Warrants and their permitted transferees, the Private warrants will be redeemable by us and exercisable by the holders on the same basis as the warrants included in the units being sold in the Company’s initial public offering.

If exercised on a cashless basis, holders will receive shares of common stock based on the difference between the warrant exercise price and the fair market value of the stock. Fair market value is determined as the average last sale price of the common stock over the 10 trading days ending on the third trading day before the exercise notice date. The reason that The Company have agreed that these warrants will be exercisable on a cashless basis so long as they are held by the holders of the Private Warrants and their permitted transferees is because it is not known at this time whether they will be affiliated with us following an initial business combination. If they remain affiliated with us, their ability to sell the Company’s securities in the open market will be significantly limited. The Company has policies in place that prohibit insiders from selling the Company’s securities except during specific periods of time. Even during such periods of time when insiders will be permitted to sell the Company’s securities, an insider cannot trade in the Company’s securities if he or she is in possession of material non-public information. Accordingly, unlike public stockholders who typically could sell the shares of common stock issuable upon exercise of the warrants freely in the open market, the insiders could be significantly restricted from doing so. As a result, The Company believes that allowing the holders to exercise such warrants on a cashless basis is appropriate.

In addition, holders of the Company’s Private Warrants are entitled to certain registration rights.

The Company evaluated the Private Warrants and determined that it is a freestanding equity-linked contract within the scope of ASC 815-40. Based on this guidance, the Company concluded that the Private Warrants qualify for equity classification.

Series A and Series B Warrants

The Series A and Series B Warrants issued in conjunction with the March Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement in each subsequent period. As such, on the date of issuance the Company allocated the proceeds between the common stock, Series A Warrants and Series B Warrants first to the fair value of the Series A Warrants and Series B Warrants, which were recorded as a liability.

The Company used a Monte Carlo analysis to determine the fair value of the warrants at the date of issuance on March 15, 2024 and as of the reporting date. The total fair value of the Series A Warrants and Series B Warrants measured at issuance was $12,656,550 and $82,450, respectively, which exceeded the total gross proceeds from the March Private Placement of $3,850,000. As the fair value of the derivative liability exceeded the proceeds on the day of issuance, the difference was recorded as a loss from issuance of stock and warrants of $17,820,998.

The fair value of the Series A and Series B Warrants as of December 31, 2024, was $4,955,300 and $0, respectively, resulting in a gain of $7,783,700 during the year ended December 31, 2024. As of December 31, 2024, 274,857 Series A Warrants and 114,991 Series B Warrants were exercised, resulting in the issuance of 389,849 common shares. As of December 31, 2024, 167,976 Series A Warrants and no Series B Warrants remained outstanding.

Series C and Series D Warrants

The Series C and Series D Warrants issued in conjunction with the August Private Placement were determined to be liability classified in accordance with ASC 815 and have been recognized at fair value upon issuance, with remeasurement in each subsequent period. As such, on the date of issuance the Company allocated the proceeds between the common stock, Series C Warrants and Series D Warrants first to the fair value of the Series C Warrants and Series D Warrants, which were recorded as a liability.

The Company used a Monte Carlo analysis to determine the fair value of the warrants at the date of issuance on August 30, 2024 and as of the reporting date. The total fair value of the Series C Warrants and Series D Warrants measured at issuance was $8,114,650 and $1,540,150, respectively, which exceeded the total gross proceeds from the August Private Placement of $4,000,000. As the fair value of the derivative liability exceeded the proceeds on the day of issuance, the difference was recorded as a loss from issuance of stock and warrants of $9,654,799.

The fair value of the Series C Warrants and Series D Warrants as of December 31, 2024 was $13,703,250 and $210,000, respectively, resulting in a loss of $4,258,450 during the year ended December 31, 2024. There were no Series C Warrants and Series D Warrants exercised as of December 31, 2024.